Vessels - Summary of cost capitalized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Vessel Additions [Abstract]
Percentage of equipment cost estimated to require replacement value of vessel	10.00%	10.00%
Capitalized cost | Drydock
Drydock Additions\ [Abstract]
Drydock expenses	$ 19,657	$ 27,116
Notional of component of scrubber	150	150
Total drydock cost	19,807	27,266
Capitalized cost | Vessels
Vessel Additions [Abstract]
Scrubber cost	14,386	4,073
BWTS cost	5,522	190
Other equipment cost	347	4,945
Capitalized interest	171	176
Vessel additions	$ 20,426	$ 9,384